Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies.
Commitments and Contingencies

21. Commitments and Contingencies

(a)   Operating lease commitments

The Company leases offices for operation under operating leases. Future minimum lease payments under non-cancellable operating leases with initial terms in excess of one year consisted of the following as of December 31, 2018:

	RMB	US$
2019	100,708	14,647
2020	82,306	11,971
2021	74,687	10,863
2022	53,053	7,716
2023 and thereafter	4,664	678
Total	315,418	45,875

(b)   Contingencies

In the ordinary course of business, the Group is from time to time involved in legal proceedings and litigations relating to disputes relating to trademarks and other intellectual property, among others. As of December 31, 2018, there is a complaint filed against the Company alleging contributory trademark infringement and unfair competition based on certain allegedly counterfeit and unauthorized merchandise sold by merchants to U.S. consumers on the Group’s platform, as well as several shareholder class action lawsuits filed against the Company in connection with its initial public offering. As these cases remain in their preliminary stages, the Group cannot reliably estimate the likelihood of an unfavorable outcome or any estimate of the amounts or range of any potential loss. Otherwise, there are no legal proceedings and litigations that have in the recent past had, or to the Group’s knowledge, are reasonably possible to have, a material impact on the Group’s financial positions, results of operations or cash flows. The Company did not accrue any loss contingencies as of December 31, 2018 as the Group did not consider an unfavorable outcome in any material respects in these legal proceedings and litigations to be probable.

(c)   Income Taxes

As disclosed in Note 12, the Group had unrecognized tax benefits. The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statutes of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties.